Contractual Future Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 63
2014	461	[1]
2015	8
2016	1,729
2017	1,115
Thereafter	3,286
After Amendment
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	80
2014	483	[1]
2015	30
2016	32
2017	656
Thereafter	$ 5,381

[1]	Included are debt discounts of $4 million.